UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21120

Conestoga Funds
(Exact name of registrant as specified in charter)

550 E. Swedesford Road, Suite 120 Wayne, PA	19087
(Address of principal executive offices)	(Zip code)

Conestoga Capital Advisors 550 E. Swedesford Road, Suite 120 Wayne, PA 19087
(Name and address of agent for service)

With Copy To:
Josh Deringer, Esq.
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 320-7790

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Conestoga Funds

SMALL CAP FUND

SMID CAP FUND

MID CAP FUND

DISCOVERY FUND

M a n a g e d B y

SEMI-ANNUAL REPORT

March 31, 2024
(Unaudited)

The Securities and Exchange Commission (the “SEC”) has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports. Beginning in July 2024, the Funds will be required by the SEC to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. If you would like to receive shareholder reports and other communications from the Funds electronically instead of by mail, you may make that request at any time by contacting your financial intermediary or at 1-800-494-2755.

CONESTOGA FUNDS CHAIRMAN’S LETTER	May 24, 2024

Dear Fellow Shareholders of the Conestoga Funds,

I am pleased to provide with you the March 31, 2024, Semi-Annual Report of the Conestoga Funds. In addition to the financial reports and schedule of investments for each of the Funds, the Conestoga Portfolio Managers provide a summary review of investment markets and the Funds’ performance in the Manager’s Letter.

We thank you for your continued investment in the Conestoga Funds,

Robert M. Mitchell

Robert M. Mitchell
Chairman and Chief Executive Officer

CONESTOGA FUNDS MANAGER’S LETTER	May 24, 2024

Fellow Shareholders,

The first six months of the Conestoga Funds’ fiscal year have been a positive period across many asset classes. Equities declined in October of 2023, but have rallied smartly through March 2024. Large cap stocks as measured by the S&P 500 Index reached an all-time high on March 28th, while small cap stocks as measured by the Russell 2000 Index moved to within 10% of their peak levels. International and emerging markets equities also moved higher. Investors’ enthusiasm was not limited to equities, as many commodities moved higher, and Bitcoin also reached an all-time high. In such an ebullient environment, it is not surprising that bonds traded modestly lower and yields moved higher.

Investor optimism is grounded on the underlying U.S. economy, which appears to be headed for a softer landing, and moderating inflation. The labor market has remained strong and higher interest rates have not over-cooled economic output. Inflation is still running above the Federal Reserve’s 2% target and Fed officials have cautioned that interest rates may stay higher for longer. Despite this, investors appear willing to take an optimistic outlook.

The market’s advance has remained heavily dependent on a relatively narrow basket of stocks, although a bit less so than in 2023. Within large caps, NVIDIA Corp. (NVDA) continued its meteoric rise while Apple Inc. (AAPL) and Tesla Inc. (TSLA) lagged, but other stocks helped lift the S&P 500 to new heights. Not to be outdone by its larger brethren, the small cap market also had its darlings: Super Micro Computer Inc. (SMCI) and MicroStrategy Inc. (MSTR). SMCI has benefited from the surge in artificial intelligence-related stocks and its market capitalization rose from roughly $5 billion a year ago to nearly $60 billion at the end of the quarter. MSTR holds its corporate cash in Bitcoin, and its stock price has risen in line with the cryptocurrency’s gains. Illustrating the impact of these two stocks on the small cap market, in the first six months of the Funds’ fiscal year, SMCI and MSTR were responsible for roughly 20% (4.36% of the 21.30% return) of the Russell 2000 Growth Index’s return over the period.

Small cap stocks have continued to trail the returns of large cap stocks, which have now outperformed for nearly 14 years. Our call for a new small cap cycle to begin in 2023 is clearly running behind schedule. Despite posting stronger earnings growth over the last 13 years, small cap stocks have seen their valuation compress while large caps have experienced rising valuations. While we cannot predict exactly when this cycle favoring large cap stocks will end, we continue to believe that small cap stocks are attractively valued relative to large cap stocks.

The first six months of the Funds’ fiscal year has proved challenging for each of the Conestoga Funds. As one may expect in periods of stronger market rallies, the Conestoga Funds higher-quality companies have generally struggled to keep pace with the advance of more speculative and/or economically sensitive stocks. Further, the Funds’ lack of holdings in SMCI and MSTR have been significant detractors from the returns of the Small Cap Fund and SMid Cap Fund relative to their benchmarks, both of which have larger positions in those two stocks.

On behalf of all of the members of Conestoga Capital Advisors LLC, we thank you for your continued investment in the Funds.

With every good wish,

Robert M. Mitchell	Joseph F. Monahan III, CFA
Managing Partner – Co-Portfolio Manager	Managing Partner – Co-Portfolio Manager
Small and SMid Cap Funds	Small, SMid and Discovery Funds

Derek S. Johnston, CFA	David R. Neiderer, CFA
Partner – Co-Portfolio Manager	Partner – Co-Portfolio Manager
SMid and Mid Cap Funds	Discovery Fund

Ted Chang, CFA
Partner – Co-Portfolio Manager
Mid Cap Fund

CONESTOGA SMALL CAP FUND - INSTITUTIONAL CLASS PERFORMANCE INFORMATION March 31, 2024 (Unaudited)

Comparison of the Change in Value of a $250,000 Investment in
Conestoga Small Cap Fund – Institutional Class (since inception on 08/13/2014) versus the Russell 2000® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2024
	1 Year	3 Years	5 Years	Since Inception (8/13/2014)
Conestoga Small Cap Fund - Institutional Class	12.71%	1.00%	9.01%	11.79%
Russell 2000® Growth Index	20.35%	-2.68%	7.38%	8.45%

The Fund’s past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell 2000® Growth Index, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities in the Russell 3000® Index based on a combination of their market capitalization and current index membership.

CONESTOGA SMALL CAP FUND - INVESTORS CLASS PERFORMANCE INFORMATION March 31, 2024 (Unaudited)

10 Year Comparison of the Change in Value of a $10,000
Investment in Conestoga Small Cap Fund – Investors Class
versus the Russell 2000® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2024
	1 Year	3 Years	5 Years	10 Years	Since Inception (10/1/2002)
Conestoga Small Cap Fund - Investors Class	12.47%	0.80%	8.79%	10.35%	11.45%
Russell 2000® Growth Index	20.35%	-2.68%	7.38%	7.89%	10.35%

The Fund’s past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell 2000® Growth Index, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities in the Russell 3000® Index based on a combination of their market capitalization and current index membership.

CONESTOGA SMID CAP FUND - INSTITUTIONAL CLASS PERFORMANCE INFORMATION March 31, 2024 (Unaudited)

Comparison of the Change in Value of a $250,000 Investment in
Conestoga SMid Cap Fund – Institutional Class (since inception on 12/15/2014) versus the Russell 2500® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2024
	1 Year	3 Years	5 Years	Since Inception (12/15/2014)
Conestoga SMid Cap Fund - Institutional Class	19.76%	1.70%	9.67%	11.91%
Russell 2500® Growth Index	21.12%	-0.81%	9.39%	10.21%

The Fund’s past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell 2500® Growth Index, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher growth earnings potential as defined by Russell’s leading style methodology. The Russell 2500® Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities in the Russell 3000® Index based on a combination of their market capitalization and current index membership.

CONESTOGA SMID CAP FUND - INVESTORS CLASS PERFORMANCE INFORMATION March 31, 2024 (Unaudited)

10 Year Comparison of the Change in Value of a $10,000 Investment in
Conestoga SMid Cap Fund – Investors Class
versus the Russell 2500® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2024
	1 Year	3 Years	5 Years	10 Years	Since Inception (1/21/2014)
Conestoga SMid Cap Fund - Investors Class	19.44%	1.45%	9.41%	10.02%	9.32%
Russell 2500® Growth Index	21.12%	-0.81%	9.39%	9.56%	9.34%

The Fund’s past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell 2500® Growth Index, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher growth earnings potential as defined by Russell’s leading style methodology. The Russell 2500® Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities in the Russell 3000® Index based on a combination of their market capitalization and current index membership.

CONESTOGA MID CAP FUND - INSTITUTIONAL CLASS PERFORMANCE INFORMATION March 31, 2024 (Unaudited)

Comparison of the Change in Value of a $250,000 Investment in
Conestoga Mid Cap Fund – Institutional Class (since inception on 6/29/2021)
versus the Russell Midcap® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2024
	1 Year	Since Inception (06/29/2021)
Conestoga Mid Cap Fund - Institutional Class	17.09%	-1.25%
Russell Midcap® Growth Index	26.28%	0.94%

The Fund’s past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell Midcap® Growth Index, measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

CONESTOGA MID CAP FUND - INVESTORS CLASS PERFORMANCE INFORMATION March 31, 2024 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Conestoga Mid Cap Fund – Investors Class (since inception on 6/29/2021)
versus the Russell Midcap® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2024
	1 Year	Since Inception (06/29/2021)
Conestoga Mid Cap Fund - Investors Class	16.81%	-1.51%
Russell Midcap® Growth Index	26.28%	0.94%

The Fund’s past performance does not predict its future performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell Midcap® Growth Index, measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

CONESTOGA DISCOVERY FUND - INSTITUTIONAL CLASS PERFORMANCE INFORMATION March 31, 2024 (Unaudited)

Comparison of the Change in Value of a $250,000 Investment in
Conestoga Discovery Fund – Institutional Class (since inception on 11/30/2018)
versus the Russell Microcap® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2024
	1 Year	3 Years	5 Years	Since Inception (11/30/2018)
Conestoga Discovery Fund - Institutional Class	-0.80%	-10.78%	6.71%	7.78%
Russell Microcap® Growth Index	15.43%	-10.99%	4.19%	4.15%

The Fund commenced operations as a series of Conestoga Funds on December 20, 2021, when all of the assets of Conestoga Micro Cap Fund, LP (the “Predecessor Fund”) transferred to Institutional Class and Investors Class shares of the Fund. The Fund’s investment objectives, policies, guidelines and restrictions are in all material respects equivalent to those of the Predecessor Fund, and the investment adviser and portfolio managers for the Fund are the same as those of the Predecessor Fund. Accordingly, the performance information shown for periods prior to December 20, 2021 is that of the Predecessor Fund. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Accordingly, future Fund performance may be different than the Predecessor Fund’s restated past performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell Microcap® Growth Index, measures the performance of those Russell Microcap® companies with higher price-to-book ratios and higher forecasted growth values.

CONESTOGA DISCOVERY FUND - INVESTORS CLASS PERFORMANCE INFORMATION March 31, 2024 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Conestoga Discovery Fund – Investors Class (since inception on 11/30/2018)
versus the Russell Microcap® Growth Index

Average Annual Total Returns for the Periods Ended March 31, 2024
	1 Year	3 Years	5 Years	Since Inception (11/30/2018)
Conestoga Discovery Fund - Investors Class	-1.07%	-10.99%	6.45%	7.52%
Russell Microcap® Growth Index	15.43%	-10.99%	4.19%	4.15%

The Fund commenced operations as a series of Conestoga Funds on December 20, 2021, when all of the assets of Conestoga Micro Cap Fund, LP (the “Predecessor Fund”) transferred to Institutional Class and Investors Class shares of the Fund. The Fund’s investment objectives, policies, guidelines and restrictions are in all material respects equivalent to those of the Predecessor Fund, and the investment adviser and portfolio managers for the Fund are the same as those of the Predecessor Fund. Accordingly, the performance information shown for periods prior to December 20, 2021 is that of the Predecessor Fund. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Accordingly, future Fund performance may be different than the Predecessor Fund’s restated past performance. The graph and table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares but do reflect the reinvestment of all dividends and distributions. The Fund’s benchmark, the Russell Microcap® Growth Index, measures the performance of those Russell Microcap® companies with higher price-to-book ratios and higher forecasted growth values.

CONESTOGA SMALL CAP FUND PORTFOLIO HOLDINGS March 31, 2024 (Unaudited)

Diversification*
(% of Net Assets)

Top Ten Equity Holdings

Security Description	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.6%
Simpson Manufacturing Company, Inc.	4.3%
Descartes Systems Group, Inc. (The)	4.1%
AAON, Inc.	3.9%
Novanta, Inc.	3.3%
SPS Commerce, Inc.	3.3%
Altair Engineering, Inc. - Class A	3.2%
Stevanato Group S.p.A.	3.2%
Exponent, Inc.	3.2%
FirstService Corporation	3.2%

*	Industry categories represent the industry assigned at the time of purchase. See Note 7 of the Notes to Financial Statements.

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS March 31, 2024 (Unaudited)
COMMON STOCKS — 96.6%	Shares	Value
Basic Materials — 5.7%
Metal Fabricating — 3.1%
Omega Flex, Inc.	226,754	$16,083,661
RBC Bearings, Inc. (a)	417,875	112,972,507
		129,056,168
Specialty Chemicals — 2.6%
Balchem Corporation	685,360	106,196,532

Consumer Discretionary — 3.9%
Home Improvement Retailers — 2.9%
SiteOne Landscape Supply, Inc. (a)	689,230	120,305,096

Recreational Products — 1.0%
Fox Factory Holding Corporation (a)	805,938	41,965,192

Consumer Staples — 1.4%
Nondurable Household Products — 1.4%
WD-40 Company	227,251	57,564,951

Financials — 1.7%
Financial Data Providers — 1.7%
Clearwater Analytics Holdings, Inc. - Class A (a)	3,922,038	69,380,852

Health Care — 13.7%
Biotechnology — 2.0%
Vericel Corporation (a)	1,612,200	83,866,644

Health Care Management Services — 0.5%
National Research Corporation	565,599	22,403,376

Medical Equipment — 6.3%
LeMaitre Vascular, Inc. (b)	1,380,496	91,609,715
Merit Medical Systems, Inc. (a)	1,293,220	97,961,415
Repligen Corporation (a)	399,435	73,464,085
		263,035,215
Medical Supplies — 4.9%
Neogen Corporation (a)	4,282,291	67,574,552
Stevanato Group S.p.A. (b)	4,185,302	134,348,194
		201,922,746

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.6% (Continued)	Shares	Value
Industrials — 30.2%
Building Materials: Other — 6.9%
Simpson Manufacturing Company, Inc.	875,715	$179,679,204
Trex Company, Inc. (a)	1,076,510	107,381,872
		287,061,076
Building: Climate Control — 3.9%
AAON, Inc.	1,826,487	160,913,505

Commercial Vehicles and Parts — 2.0%
Federal Signal Corporation	954,975	81,048,728

Construction — 3.2%
Construction Partners, Inc. - Class A (a)(b)	2,343,357	131,579,496

Defense — 0.5%
Mercury Systems, Inc. (a)	750,683	22,145,149

Diversified Industrials — 3.8%
CSW Industrials, Inc.	334,175	78,397,455
ESCO Technologies, Inc.	732,230	78,385,221
		156,782,676
Electronic Equipment: Control & Filter — 1.5%
Helios Technologies, Inc.	1,421,332	63,519,327

Electronic Equipment: Gauges & Meters — 2.5%
Mesa Laboratories, Inc. (b)	405,481	44,493,430
Transcat, Inc. (a)(b)	537,424	59,885,156
		104,378,586
Engineering & Contracting Services — 3.2%
Exponent, Inc.	1,611,730	133,273,954

Industrial Suppliers — 1.3%
Hillman Solutions Corporation (a)	5,220,162	55,542,524

Machinery: Industrial — 1.4%
John Bean Technologies Corporation	567,180	59,491,510

Real Estate — 3.2%
Real Estate Services — 3.2%
FirstService Corporation	794,385	131,709,033

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.6% (Continued)	Shares	Value
Technology — 30.3%
Computer Services — 1.4%
Workiva, Inc. (a)	696,635	$59,074,648

Consumer Digital Services — 0.6%
Definitive Healthcare Corporation - Class A (a)	3,077,323	24,833,997

Production Technology Equipment — 4.6%
Azenta, Inc. (a)	900,350	54,273,098
Novanta, Inc. (a)	785,840	137,341,257
		191,614,355
Software — 23.7%
Altair Engineering, Inc. - Class A (a)	1,565,005	134,825,181
BlackLine, Inc. (a)	1,001,465	64,674,610
CCC Intelligent Solutions Holdings, Inc. (a)	3,550,000	42,458,000
Descartes Systems Group, Inc. (The) (a)	1,874,696	171,590,925
Model N, Inc. (a)(b)	2,702,182	76,931,122
Paycor HCM, Inc. (a)	4,021,905	78,185,833
PROS Holdings, Inc. (a)	2,284,840	83,008,237
Q2 Holdings, Inc. (a)	1,280,886	67,323,368
Simulations Plus, Inc. (b)	1,587,650	65,331,797
SPS Commerce, Inc. (a)	734,980	135,897,802
Vertex, Inc. - Class A (a)	1,960,002	62,249,663
		982,476,538
Telecommunications — 1.9%
Telecommunications Equipment — 1.9%
Digi International, Inc. (a)(b)	2,531,775	80,839,576

Utilities — 4.6%
Waste & Disposal Services — 4.6%
Casella Waste Systems, Inc. - Class A (a)	1,934,835	191,297,136

Total Common Stocks (Cost $2,457,548,713)		$4,013,278,586

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.1%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 5.19% (c) (Cost $45,649,735)	45,649,735	$45,649,735

Total Investments at Value — 97.7% (Cost $2,503,198,448)		$4,058,928,321

Other Assets in Excess of Liabilities — 2.3%		96,095,052

Net Assets — 100.0%		$4,155,023,373

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940 (Note 5).
(c)	The rate shown is the 7-day effective yield as of March 31, 2024.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND PORTFOLIO HOLDINGS March 31, 2024 (Unaudited)

Diversification*
(% of Net Assets)

Top Ten Equity Holdings

Security Description	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.6%
FirstService Corporation	3.6%
Trex Company, Inc.	3.4%
Construction Partners, Inc. - Class A	3.2%
Rollins, Inc.	3.1%
Descartes Systems Group, Inc. (The)	3.1%
Watsco, Inc.	2.8%
Repligen Corporation	2.8%
Exponent, Inc.	2.8%
Novanta, Inc.	2.8%

*	Industry categories represent the industry assigned at the time of purchase. See Note 7 of the Notes to Financial Statements.

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS March 31, 2024 (Unaudited)
COMMON STOCKS — 98.1%	Shares	Value
Basic Materials — 4.7%
Metal Fabricating — 2.6%
RBC Bearings, Inc. (a)	46,040	$12,446,914

Specialty Chemicals — 2.1%
Balchem Corporation	64,410	9,980,330

Consumer Discretionary — 12.3%
Consumer Services: Miscellaneous — 3.1%
Rollins, Inc.	324,255	15,003,279

Education Services — 1.8%
Bright Horizons Family Solutions, Inc. (a)	76,965	8,724,752

Home Improvement Retailers — 2.1%
SiteOne Landscape Supply, Inc. (a)	58,445	10,201,575

Hotels & Motels — 1.5%
Vail Resorts, Inc.	32,235	7,182,925

Recreational Products — 2.7%
Pool Corporation	31,525	12,720,337

Recreational Vehicles & Boats — 1.1%
LCI Industries	44,280	5,449,097

Financials — 1.4%
Financial Data Providers — 1.4%
Clearwater Analytics Holdings, Inc. - Class A (a)	390,370	6,905,645

Health Care — 12.2%
Medical Equipment — 5.1%
Merit Medical Systems, Inc. (a)	142,983	10,830,962
Repligen Corporation (a)	74,015	13,612,839
		24,443,801
Medical Supplies — 7.1%
Bio-Techne Corporation	98,770	6,952,420
Neogen Corporation (a)	314,931	4,969,611
Stevanato Group S.p.A.	374,007	12,005,625

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.1% (Continued)	Shares	Value
Health Care — 12.2% (Continued)
Medical Supplies — 7.1% (Continued)
Teleflex, Inc.	24,105	$5,451,828
West Pharmaceutical Services, Inc.	13,085	5,177,865
		34,557,349
Industrials — 36.5%
Aerospace — 2.3%
HEICO Corporation - Class A	70,675	10,879,710

Building Materials: Other — 5.8%
Simpson Manufacturing Company, Inc.	56,715	11,636,784
Trex Company, Inc. (a)	162,760	16,235,310
		27,872,094
Building: Climate Control — 2.8%
Watsco, Inc.	31,565	13,635,133

Construction — 3.2%
Construction Partners, Inc. - Class A (a)	276,240	15,510,876

Defense — 3.1%
Axon Enterprise, Inc. (a)	40,035	12,526,151
Mercury Systems, Inc. (a)	87,435	2,579,332
		15,105,483
Diversified Industrials — 1.6%
CSW Industrials, Inc.	32,240	7,563,504

Electronic Equipment: Control & Filter — 1.5%
MSA Safety, Inc.	38,090	7,373,843

Electronic Equipment: Gauges & Meters — 1.0%
Cognex Corporation	112,280	4,762,918

Engineering & Contracting Services — 2.8%
Exponent, Inc.	164,060	13,566,121

Industrial Suppliers — 1.6%
Hillman Solutions Corporation (a)	704,980	7,500,987

Machinery: Engines — 1.3%
Generac Holdings, Inc. (a)	51,060	6,440,708

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.1% (Continued)	Shares	Value
Industrials — 36.5% (Continued)
Machinery: Industrial — 2.7%
EVI Industries, Inc.	303,997	$7,569,525
John Bean Technologies Corporation	51,005	5,349,915
		12,919,440
Machinery: Specialty — 2.7%
Graco, Inc.	139,625	13,049,353

Professional Business Support Services — 1.9%
Fair Isaac Corporation (a)	7,090	8,859,735

Transaction Processing Services — 2.2%
Jack Henry & Associates, Inc.	61,880	10,750,412

Real Estate — 3.6%
Real Estate Services — 3.6%
FirstService Corporation	105,590	17,506,822

Technology — 22.8%
Computer Services — 2.2%
Gartner, Inc. (a)	9,745	4,645,149
Workiva, Inc. (a)	72,368	6,136,807
		10,781,956
Consumer Digital Services — 0.8%
Definitive Healthcare Corporation - Class A (a)	443,635	3,580,134

Production Technology Equipment — 2.8%
Novanta, Inc. (a)	77,280	13,506,226

Software — 17.0%
Altair Engineering, Inc. - Class A (a)	94,595	8,149,359
CCC Intelligent Solutions Holdings, Inc. (a)	538,735	6,443,271
Descartes Systems Group, Inc. (The) (a)	162,100	14,837,013
Five9, Inc. (a)	56,980	3,539,028
Guidewire Software, Inc. (a)	78,300	9,138,393
Paycor HCM, Inc. (a)	408,505	7,941,337
Q2 Holdings, Inc. (a)	145,895	7,668,241
SPS Commerce, Inc. (a)	65,659	12,140,349
Tyler Technologies, Inc. (a)	28,330	12,040,533
		81,897,524

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.1% (Continued)	Shares	Value
Utilities — 4.6%
Waste & Disposal Services — 4.6%
Casella Waste Systems, Inc. - Class A (a)	223,085	$22,056,414

Total Investments at Value — 98.1% (Cost $335,234,352)		$472,735,397

Other Assets in Excess of Liabilities — 1.9%		9,003,707

Net Assets — 100.0%		$481,739,104

(a) Non-income producing security.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA MID CAP FUND PORTFOLIO HOLDINGS March 31, 2024 (Unaudited)

Diversification*
(% of Net Assets)

Top Ten Equity Holdings

Security Description	% of Net Assets
Copart, Inc.	6.4%
Rollins, Inc.	4.9%
Waste Connections, Inc.	4.6%
CoStar Group, Inc.	4.4%
Verisk Analytics, Inc.	4.2%
HEICO Corporation - Class A	4.1%
West Pharmaceutical Services, Inc.	4.0%
Gartner, Inc.	3.9%
IDEXX Laboratories, Inc.	3.8%
Pool Corporation	3.7%

*	Industry categories represent the industry assigned at the time of purchase. See Note 7 of the Notes to Financial Statements.

CONESTOGA MID CAP FUND SCHEDULE OF INVESTMENTS March 31, 2024 (Unaudited)
COMMON STOCKS — 96.9%	Shares	Value
Consumer Discretionary — 18.8%
Consumer Services: Miscellaneous — 11.3%
Copart, Inc. (a)	3,320	$192,294
Rollins, Inc.	3,195	147,833
		340,127
Education Services — 2.1%
Bright Horizons Family Solutions, Inc. (a)	555	62,915

Recreational Products — 3.7%
Pool Corporation	280	112,980

Specialty Retail — 1.7%
Tractor Supply Company	195	51,035

Financials — 1.9%
Financial Data Providers — 1.9%
FactSet Research Systems, Inc.	130	59,071

Health Care — 20.9%
Health Care Services — 3.2%
Veeva Systems, Inc. - Class A (a)	420	97,310

Medical Equipment — 8.6%
IDEXX Laboratories, Inc. (a)	210	113,385
Repligen Corporation (a)	380	69,890
STERIS plc	345	77,563
		260,838
Medical Supplies — 9.1%
Align Technology, Inc. (a)	140	45,909
Bio-Techne Corporation	985	69,334
Teleflex, Inc.	165	37,318
West Pharmaceutical Services, Inc.	305	120,691
		273,252
Industrials — 24.2%
Aerospace — 4.1%
HEICO Corporation - Class A	800	123,152

Building: Climate Control — 2.6%
Watsco, Inc.	185	79,914

CONESTOGA MID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.9% (Continued)	Shares	Value
Industrials — 24.2% (Continued)
Electronic Equipment: Gauges & Meters — 1.9%
Mettler-Toledo International, Inc. (a)	42	$55,914

Electronic Equipment: Pollution Control — 1.6%
Xylem, Inc.	370	47,819

Engineering & Contracting Services — 1.7%
Exponent, Inc.	630	52,095

Machinery: Engines — 1.8%
Generac Holdings, Inc. (a)	440	55,502

Machinery: Specialty — 3.4%
Graco, Inc.	1,100	102,806

Professional Business Support Services — 4.2%
Verisk Analytics, Inc.	535	126,116

Transaction Processing Services — 2.9%
Jack Henry & Associates, Inc.	510	88,602

Real Estate — 4.4%
Real Estate Services — 4.4%
CoStar Group, Inc. (a)	1,365	131,859

Technology — 22.1%
Computer Services — 3.9%
Gartner, Inc. (a)	250	119,168

Software — 18.2%
ANSYS, Inc. (a)	210	72,904
Bentley Systems, Inc. - Class B	855	44,648
Five9, Inc. (a)	330	20,496
Fortinet, Inc. (a)	1,275	87,095
Guidewire Software, Inc. (a)	470	54,854
Lightspeed Commerce, Inc. (a)	1,300	18,278
Procore Technologies, Inc. (a)	405	33,279
Roper Technologies, Inc.	200	112,168
Tyler Technologies, Inc. (a)	250	106,252
		549,974

CONESTOGA MID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.9% (Continued)	Shares	Value
Utilities — 4.6%
Waste & Disposal Services — 4.6%
Waste Connections, Inc.	805	$138,468

Total Investments at Value — 96.9% (Cost $2,696,153)		$2,928,917

Other Assets in Excess of Liabilities — 3.1%		92,427

Net Assets — 100.0%		$3,021,344

(a) Non-income producing security.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND PORTFOLIO HOLDINGS March 31, 2024 (Unaudited)

Diversification*
(% of Net Assets)

Top Ten Equity Holdings

Security Description	% of Net Assets
Vericel Corporation	5.8%
Palomar Holdings, Inc.	5.2%
Hillman Solutions Corporation	4.3%
Phreesia, Inc.	4.3%
Transcat, Inc.	4.0%
Construction Partners, Inc. - Class A	4.0%
Q2 Holdings, Inc.	3.9%
Digi International, Inc.	3.9%
U.S. Physical Therapy, Inc.	3.9%
TECSYS, Inc.	3.9%

*	Industry categories represent the industry assigned at the time of purchase. See Note 7 of the Notes to Financial Statements.

CONESTOGA DISCOVERY FUND SCHEDULE OF INVESTMENTS March 31, 2024 (Unaudited)
COMMON STOCKS — 97.3%	Shares	Value
Consumer Discretionary — 2.1%
Entertainment — 2.1%
Thunderbird Entertainment Group, Inc. (a)	63,896	$93,927

Financials — 5.2%
Property & Casualty Insurance — 5.2%
Palomar Holdings, Inc. (a)	2,856	239,418

Health Care — 24.2%
Biotechnology — 7.2%
Alpha Teknova, Inc. (a)	26,031	65,859
Vericel Corporation (a)	5,109	265,770
		331,629
Health Care Facilities — 3.9%
U.S. Physical Therapy, Inc.	1,569	177,093

Health Care Services — 4.3%
Phreesia, Inc. (a)	8,130	194,551

Medical Equipment — 8.8%
BioLife Solutions, Inc. (a)	6,814	126,400
iRadimed Corporation	2,890	127,131
OrthoPediatrics Corporation (a)	5,084	148,249
		401,780
Industrials — 36.7%
Construction — 4.0%
Construction Partners, Inc. - Class A (a)	3,213	180,410

Electronic Equipment: Gauges & Meters — 6.0%
Mesa Laboratories, Inc.	841	92,283
Transcat, Inc. (a)	1,630	181,631
		273,914
Engineering & Contracting Services — 6.0%
Bowman Consulting Group Ltd. (a)	3,100	107,849
Willdan Group, Inc. (a)	5,811	168,461
		276,310
Industrial Suppliers — 7.2%
CryoPort, Inc. (a)	7,437	131,635
Hillman Solutions Corporation (a)	18,460	196,415
		328,050

CONESTOGA DISCOVERY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.3% (Continued)	Shares	Value
Industrials — 36.7% (Continued)
Professional Business Support Services — 7.2%
Montrose Environmental Group, Inc. (a)	4,340	$169,998
NV5 Global, Inc. (a)	1,644	161,128
		331,126
Security Services — 2.7%
SoundThinking, Inc. (a)	7,890	125,293

Transaction Processing Services — 3.6%
I3 Verticals, Inc. - Class A (a)	7,272	166,456

Technology — 25.2%
Consumer Digital Services — 1.6%
Definitive Healthcare Corporation - Class A (a)	9,350	75,455

Software — 23.6%
Model N, Inc. (a)	5,807	165,325
Olo, Inc. - Class A (a)	24,830	136,317
Planet Labs PBC - Class A (a)	41,750	106,462
PROS Holdings, Inc. (a)	4,633	168,317
Q2 Holdings, Inc. (a)	3,420	179,755
Simulations Plus, Inc.	3,578	147,235
TECSYS, Inc.	6,685	176,417
		1,079,828
Telecommunications — 3.9%
Telecommunications Equipment — 3.9%
Digi International, Inc. (a)	5,580	178,169

Total Investments at Value — 97.3% (Cost $4,230,490)		$4,453,409

Other Assets in Excess of Liabilities — 2.7%		123,657

Net Assets — 100.0%		$4,577,066

(a) Non-income producing security.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA FUNDS STATEMENTS OF ASSETS AND LIABILITIES March 31, 2024 (Unaudited)
	Conestoga Small Cap Fund	Conestoga SMid Cap Fund
ASSETS
Investments in unaffiliated securities, at cost	$1,997,257,174	$335,234,352
Investments in affiliated securities, at cost	505,941,274	—
Total investments, at cost	$2,503,198,448	$335,234,352
Investments in unaffiliated securities, at value (Note 2)	$3,373,909,835	$472,735,397
Investments in affiliated securities, at value (Notes 2 & 5)	685,018,486	—
Total investments, at value	4,058,928,321	472,735,397
Cash (Note 2)	91,980,272	10,023,151
Receivable for capital shares sold	4,692,124	109,244
Receivable for investment securities sold	3,640,746	—
Dividends and interest receivable	1,178,426	141,415
Other assets	86,360	28,357
Total assets	4,160,506,249	483,037,564

LIABILITIES
Payable for capital shares redeemed	2,448,055	879,442
Payable to Adviser (Note 4)	2,761,809	278,224
Accrued distribution and shareholder servicing fees (Note 4)	81,819	36,570
Accrued Trustees’ fees (Note 4)	58,208	58,208
Payable to administrator (Note 4)	53,237	10,663
Accrued legal fees	16,000	16,000
Accrued audit fees	8,250	7,500
Other accrued expenses	55,498	11,853
Total liabilities	5,482,876	1,298,460

CONTINGENCIES AND COMMITMENTS (NOTES 4 & 8)	$—	$—
NET ASSETS	$4,155,023,373	$481,739,104

NET ASSETS CONSIST OF:
Paid-in capital	$2,541,276,704	$352,902,178
Accumulated earnings	1,613,746,669	128,836,926
NET ASSETS	$4,155,023,373	$481,739,104

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$3,392,942,055	$436,293,379
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	44,879,466	17,645,135
Net asset value, offering price and redemption price per share (Note 2)	$75.60	$24.73
INVESTORS CLASS
Net assets applicable to Investors Class	$762,081,318	$45,445,725
Investors Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,309,115	1,881,982
Net asset value, offering price and redemption price per share (Note 2)	$73.92	$24.15

See accompanying notes to financial statements.

CONESTOGA FUNDS STATEMENTS OF ASSETS AND LIABILITIES March 31, 2024 (Unaudited) (Continued)
	Conestoga Mid Cap Fund	Conestoga Discovery Fund
ASSETS
Investments in unaffiliated securities, at cost	$2,696,153	$4,230,490
Investments in unaffiliated securities, at value (Note 2)	$2,928,917	$4,453,409
Cash (Note 2)	102,120	149,866
Receivable due from Adviser (Note 4)	15,821	7,657
Receivable for capital shares sold	200	—
Dividends and interest receivable	586	2,126
Other assets	9,919	24,767
Total assets	3,057,563	4,637,825

LIABILITIES
Payable for investment securities purchased	—	22,723
Accrued distribution and shareholder servicing fees (Note 4)	5,107	6,273
Accrued Trustees’ fees (Note 4)	735	1,098
Payable to administrator (Note 4)	5,150	5,160
Accrued legal fees	16,000	16,000
Accrued audit fees	7,500	7,500
Other accrued expenses	1,727	2,005
Total liabilities	36,219	60,759

CONTINGENCIES AND COMMITMENTS (NOTES 4 & 8)	$—	$—
NET ASSETS	$3,021,344	$4,577,066

NET ASSETS CONSIST OF:
Paid-in capital	$2,941,344	$4,589,376
Accumulated earnings (deficit)	80,000	(12,310)
NET ASSETS	$3,021,344	$4,577,066

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$2,516,909	$2,249,106
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	260,533	303,257
Net asset value, offering price and redemption price per share (Note 2)	$9.66	$7.42
INVESTORS CLASS
Net assets applicable to Investors Class	$504,435	$2,327,960
Investors Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	52,585	315,553
Net asset value, offering price and redemption price per share (Note 2)	$9.59	$7.38

See accompanying notes to financial statements.

CONESTOGA FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2024 (Unaudited)
	Conestoga Small Cap Fund	Conestoga SMid Cap Fund
INVESTMENT INCOME
Dividend income from unaffiliated investments	$5,227,246	$1,112,586
Dividend income from affiliated investments (Note 5)	1,351,646	—
Foreign withholding taxes on dividends	(56,021)	(7,356)
Interest	1,749,530	236,967
Total investment income	8,272,401	1,342,197

EXPENSES
Management fees (Note 4)	16,898,056	1,807,858
Shareholder servicing fees (Note 4)
Institutional Class	758,662	133,673
Investors Class	180,123	10,865
Distribution fees - Investors Class (Note 4)	900,610	54,323
Trustees’ fees and expenses (Note 4)	116,852	116,852
Transfer agent fees (Note 4)
Institutional Class	68,659	5,411
Investors Class	103,414	6,176
Fund accounting fees (Note 4)	133,967	48,832
Registration and filing fees	85,620	33,941
Custody and bank service fees	92,864	15,938
Legal fees	54,272	54,272
Postage and supplies	35,500	6,730
Insurance expense	17,687	1,946
Audit and tax services fees	8,250	7,500
Shareholder reporting expenses	8,335	5,131
Administration fees (Note 4)	1,500	1,500
Other expenses	14,794	10,786
Total expenses	19,479,165	2,321,734
Fee reductions and expense reimbursements by the Adviser (Note 4)	(1,860,591)	(459,556)
Net expenses	17,618,574	1,862,178

NET INVESTMENT LOSS	(9,346,173)	(519,981)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from unaffiliated investments	90,787,201	12,247,378
Net realized losses from affiliated investments (Note 5)	(6,849,846)	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	350,829,522	58,264,098
Net change in unrealized appreciation (depreciation) on affiliated investments (Note 5)	109,801,848	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	544,568,725	70,511,476

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$535,222,552	$69,991,495

See accompanying notes to financial statements.

CONESTOGA FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2024 (Unaudited) (Continued)
	Conestoga Mid Cap Fund	Conestoga Discovery Fund
INVESTMENT INCOME
Dividend income from unaffiliated investments	$6,901	$3,815
Foreign withholding taxes on dividends	(61)	—
Interest	2,210	3,592
Total investment income	9,050	7,407

EXPENSES
Legal fees	54,271	54,271
Fund accounting fees (Note 4)	21,887	21,910
Registration and filing fees	20,410	22,947
Management fees (Note 4)	10,583	15,957
Audit and tax services fees	7,500	7,500
Transfer agent fees (Note 4)
Institutional Class	2,728	2,213
Investors Class	4,772	5,287
Shareholder reporting expenses	4,843	4,958
Postage and supplies	3,904	3,890
Trustees’ fees and expenses (Note 4)	1,697	2,249
Administration fees (Note 4)	1,500	1,500
Custody and bank service fees	918	1,891
Shareholder servicing fees (Note 4)
Institutional Class	1,087	995
Investors Class	118	301
Distribution fees - Investors Class (Note 4)	590	1,503
Other expenses	10,156	10,292
Total expenses	146,964	157,664
Fee reductions and expense reimbursements by the Adviser (Note 4)	(135,791)	(136,215)
Net expenses	11,173	21,449

NET INVESTMENT LOSS	(2,123)	(14,042)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from unaffiliated investments	(34,544)	(63,211)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	450,751	525,697
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	416,207	462,486

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$414,084	$448,444

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
FROM OPERATIONS
Net investment loss	$(9,346,173)	$(16,290,608)
Net realized gains from investments	83,937,355	39,588,632
Net change in unrealized appreciation (depreciation) on investments	460,631,370	456,716,289
Net increase in net assets resulting from operations	535,222,552	480,014,313

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(26,243,824)	(95,526,570)
Investors Class	(6,455,571)	(26,143,886)
Decrease in net assets from distributions to shareholders	(32,699,395)	(121,670,456)

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	513,170,175	636,483,743
Reinvestment of distributions to shareholders	19,097,244	66,677,631
Payments for shares redeemed	(342,805,876)	(547,835,383)
Net increase in Institutional Class net assets from capital share transactions	189,461,543	155,325,991

Investors Class
Proceeds from shares sold	62,894,544	109,107,169
Reinvestment of distributions to shareholders	5,572,497	22,531,924
Payments for shares redeemed	(104,325,572)	(146,791,000)
Net decrease in Investors Class net assets from capital share transactions	(35,858,531)	(15,151,907)

TOTAL INCREASE IN NET ASSETS	656,126,169	498,517,941

NET ASSETS
Beginning of period	3,498,897,204	3,000,379,263
End of period	$4,155,023,373	$3,498,897,204

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
FROM OPERATIONS
Net investment loss	$(519,981)	$(1,195,107)
Net realized gains (losses) from investments	12,247,378	(11,227,870)
Net change in unrealized appreciation (depreciation) on investments	58,264,098	65,117,817
Net increase in net assets resulting from operations	69,991,495	52,694,840

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	69,627,577	91,800,730
Payments for shares redeemed	(36,905,162)	(68,915,724)
Net increase in Institutional Class net assets from capital share transactions	32,722,415	22,885,006

Investors Class
Proceeds from shares sold	1,711,452	12,570,141
Payments for shares redeemed	(6,259,266)	(21,382,886)
Net decrease in Investors Class net assets from capital share transactions	(4,547,814)	(8,812,745)

TOTAL INCREASE IN NET ASSETS	98,166,096	66,767,101

NET ASSETS
Beginning of period	383,573,008	316,805,907
End of period	$481,739,104	$383,573,008

See accompanying notes to financial statements.

CONESTOGA MID CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
FROM OPERATIONS
Net investment loss	$(2,123)	$(3,596)
Net realized losses from investments	(34,544)	(78,501)
Net change in unrealized appreciation (depreciation) on investments	450,751	366,579
Net increase in net assets resulting from operations	414,084	284,482

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	304,482	351,158
Payments for shares redeemed	(22,118)	(86,211)
Net increase in Institutional Class net assets from capital share transactions	282,364	264,947

Investors Class
Proceeds from shares sold	21,750	2,000
Payments for shares redeemed	(34,126)	(15,628)
Net decrease in Investors Class net assets from capital share transactions	(12,376)	(13,628)

TOTAL INCREASE IN NET ASSETS	684,072	535,801

NET ASSETS
Beginning of period	2,337,272	1,801,471
End of period	$3,021,344	$2,337,272

See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
FROM OPERATIONS
Net investment loss	$(14,042)	$(21,063)
Net realized losses from investments	(63,211)	(106,006)
Net change in unrealized appreciation (depreciation) on investments	525,697	(99,707)
Net increase (decrease) in net assets resulting from operations	448,444	(226,776)

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	85,000	—
Payments for shares redeemed	(16,200)	—
Net increase in Institutional Class net assets from capital share transactions	68,800	—

Investors Class
Proceeds from shares sold	2,140,400	5,944
Payments for shares redeemed	(84,968)	(33,040)
Net increase (decrease) in Investors Class net assets from capital share transactions	2,055,432	(27,096)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,572,676	(253,872)

NET ASSETS
Beginning of period	2,004,390	2,258,262
End of period	$4,577,066	$2,004,390

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019
Net asset value at beginning of period	$66.27		$59.06	$87.18	$63.19	$58.40	$61.27

Income (loss) from investment operations:
Net investment loss (a)	(0.16)		(0.29)	(0.45)	(0.56)	(0.33)	(0.23)
Net realized and unrealized gains (losses) on investments	10.10		9.93	(23.17)	24.55	6.39	(1.93)
Total from investment operations	9.94		9.64	(23.62)	23.99	6.06	(2.16)

Less distributions from net realized gains	(0.61)		(2.43)	(4.50)	—	(1.27)	(0.71)

Net asset value at end of period	$75.60		$66.27	$59.06	$87.18	$63.19	$58.40

Total return (b)	15.11	%(c)	16.54%	(28.62%)	37.96%	10.53%	(3.39%)

Net assets at end of period (000,000’s)	$3,393		$2,796	$2,359	$3,386	$2,204	$1,752

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.98	%(d)	0.98%	0.98%	0.98%	1.00%	0.99%
Ratio of net expenses to average net assets (e)	0.90	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment loss to average net assets (e)	(0.46	%)(d)	(0.44%)	(0.62%)	(0.69%)	(0.56%)	(0.41%)
Portfolio turnover rate	6	%(c)	13%	24%	19%	22%	26%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019
Net asset value at beginning of period	$64.88		$57.97	$85.83	$62.33	$57.74	$60.70

Income (loss) from investment operations:
Net investment loss (a)	(0.22)		(0.41)	(0.59)	(0.70)	(0.44)	(0.33)
Net realized and unrealized gains (losses) on investments	9.87		9.75	(22.77)	24.20	6.30	(1.92)
Total from investment operations	9.65		9.34	(23.36)	23.50	5.86	(2.25)

Less distributions from net realized gains	(0.61)		(2.43)	(4.50)	—	(1.27)	(0.71)

Net asset value at end of period	$73.92		$64.88	$57.97	$85.83	$62.33	$57.74

Total return (b)	14.98	%(c)	16.33%	(28.78%)	37.70%	10.30%	(3.57%)

Net assets at end of period (000,000’s)	$762		$703	$642	$968	$805	$858

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.26	%(d)	1.26%	1.26%	1.25%	1.28%	1.27%
Ratio of net expenses to average net assets (e)	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets (e)	(0.66	%)(d)	(0.64%)	(0.82%)	(0.89%)	(0.75%)	(0.60%)
Portfolio turnover rate	6	%(c)	13%	24%	19%	22%	26%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019
Net asset value at beginning of period	$20.98		$17.96	$26.13	$19.29	$17.18	$17.05

Income (loss) from investment operations:
Net investment loss (a)	(0.02)		(0.06)	(0.09)	(0.11)	(0.06)	(0.03)
Net realized and unrealized gains (losses) on investments	3.77		3.08	(8.08)	6.95	2.40	0.30
Total from investment operations	3.75		3.02	(8.17)	6.84	2.34	0.27

Less distributions from net realized gains	—		—	—	—	(0.23)	(0.14)

Net asset value at end of period	$24.73		$20.98	$17.96	$26.13	$19.29	$17.18

Total return (b)	17.87	%(c)	16.82%	(31.27%)	35.46%	13.76%	1.72%

Net assets at end of period (000’s)	$436,293		$340,636	$272,623	$357,479	$188,836	$80,814

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.06	%(d)	1.07%	1.07%	1.10%	1.26%	1.39%
Ratio of net expenses to average net assets (e)	0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment loss to average net assets (e)	(0.22	%)(d)	(0.29%)	(0.41%)	(0.47%)	(0.34%)	(0.20%)
Portfolio turnover rate	6	%(c)	9%	15%	17%	11%	37%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019
Net asset value at beginning of period	$20.52		$17.60	$25.68	$19.01	$16.97	$16.88

Income (loss) from investment operations:
Net investment loss (a)	(0.05)		(0.11)	(0.15)	(0.17)	(0.10)	(0.07)
Net realized and unrealized gains (losses) on investments	3.68		3.03	(7.93)	6.84	2.37	0.30
Total from investment operations	3.63		2.92	(8.08)	6.67	2.27	0.23

Less distributions from net realized gains	—		—	—	—	(0.23)	(0.14)

Net asset value at end of period	$24.15		$20.52	$17.60	$25.68	$19.01	$16.97

Total return (b)	17.69	%(c)	16.59%	(31.46%)	35.09%	13.52%	1.50%

Net assets at end of period (000’s)	$45,446		$42,937	$44,183	$64,189	$50,577	$43,422

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.36	%(d)	1.38%	1.36%	1.36%	1.51%	1.64%
Ratio of net expenses to average net assets (e)	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets (e)	(0.47	%)(d)	(0.54%)	(0.66%)	(0.71%)	(0.57%)	(0.45%)
Portfolio turnover rate	6	%(c)	9%	15%	17%	11%	37%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA MID CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Period Ended Sept. 30, 2021(a)
Net asset value at beginning of period	$8.27		$7.10	$10.32	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.01)		(0.01)	(0.03)	(0.01)
Net realized and unrealized gains (losses) on investments	1.40		1.18	(3.19)	0.33
Total from investment operations	1.39		1.17	(3.22)	0.32

Net asset value at end of period	$9.66		$8.27	$7.10	$10.32

Total return (c)	16.81	%(d)	16.48%	(31.20%)	3.20	%(d)

Net assets at end of period (000’s)	$2,517		$1,893	$1,406	$1,168

Ratios/supplementary data:
Ratio of total expenses to average net assets	10.23	%(e)	12.10%	12.20%	16.18	%(e)
Ratio of net expenses to average net assets (f)	0.80	%(e)	0.80%	0.80%	0.80	%(e)
Ratio of net investment loss to average net assets (f)	(0.12	%)(e)	(0.12%)	(0.36%)	(0.50	%)(e)
Portfolio turnover rate	4	%(d)	9%	18%	1	%(d)

(a)	Represents the period from the commencement of operations (June 29, 2021) through September 30, 2021.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA MID CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Period Ended Sept. 30, 2021(a)
Net asset value at beginning of period	$8.23		$7.08	$10.31	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.02)		(0.03)	(0.05)	(0.02)
Net realized and unrealized gains (losses) on investments	1.38		1.18	(3.18)	0.33
Total from investment operations	1.36		1.15	(3.23)	0.31

Net asset value at end of period	$9.59		$8.23	$7.08	$10.31

Total return (c)	16.52	%(d)	16.24%	(31.33%)	3.10	%(d)

Net assets at end of period (000’s)	$504		$444	$395	$567

Ratios/supplementary data:
Ratio of total expenses to average net assets	15.15	%(e)	17.34%	15.54%	17.54	%(e)
Ratio of net expenses to average net assets (f)	1.05	%(e)	1.05%	1.05%	1.05	%(e)
Ratio of net investment loss to average net assets (f)	(0.36	%)(e)	(0.37%)	(0.61%)	(0.73	%)(e)
Portfolio turnover rate	4	%(d)	9%	18%	1	%(d)

(a)	Represents the period from the commencement of operations (June 29, 2021) through September 30, 2021.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended Sept. 30, 2023	Period Ended Sept. 30, 2022(a)
Net asset value at beginning of period	$6.35		$7.07	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.03)		(0.06)	(0.06)
Net realized and unrealized gains (losses) on investments	1.10		(0.66)	(2.87)
Total from investment operations	1.07		(0.72)	(2.93)

Net asset value at end of period	$7.42		$6.35	$7.07

Total return (c)	16.85	%(d)	(10.18%)	(29.30	%)(d)

Net assets at end of period (000’s)	$2,249		$1,864	$2,075

Ratios/supplementary data:
Ratio of total expenses to average net assets	10.35	%(e)	11.38%	9.08	%(e)
Ratio of net expenses to average net assets (f)	1.25	%(e)	1.25%	1.25	%(e)
Ratio of net investment loss to average net assets (f)	(0.77	%)(e)	(0.88%)	(0.90	%)(e)
Portfolio turnover rate	9	%(d)	23%	27	%(d)

(a)	Represents the period from the commencement of operations as a series of Conestoga Funds (December 20, 2021) through September 30, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended Sept. 30, 2023	Period Ended Sept. 30, 2022(a)
Net asset value at beginning of period	$6.32		$7.05	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.04)		(0.08)	(0.07)
Net realized and unrealized gains (losses) on investments	1.10		(0.65)	(2.88)
Total from investment operations	1.06		(0.73)	(2.95)

Net asset value at end of period	$7.38		$6.32	$7.05

Total return (c)	16.77	%(d)	(10.35%)	(29.50	%)(d)

Net assets at end of period (000’s)	$2,328		$140	$184

Ratios/supplementary data:
Ratio of total expenses to average net assets	9.02	%(e)	23.00%	13.66	%(e)
Ratio of net expenses to average net assets (f)	1.50	%(e)	1.50%	1.50	%(e)
Ratio of net investment loss to average net assets (f)	(1.05	%)(e)	(1.13%)	(1.14	%)(e)
Portfolio turnover rate	9	%(d)	23%	27	%(d)

(a)	Represents the period from the commencement of operations as a series of Conestoga Funds (December 20, 2021) through September 30, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited)

1. Organization

Conestoga Funds (the “Trust”) was organized as a Delaware statutory trust on February 5, 2002. The Trust consists of four series, the Conestoga Small Cap Fund (the “Small Cap Fund”), the Conestoga SMid Cap Fund (the “SMid Cap Fund”), the Conestoga Mid Cap Fund (the “Mid Cap Fund”) and the Conestoga Discovery Fund (the “Discovery Fund”) (individually, a “Fund” and collectively, the “Funds”). The Trust is registered as an open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund’s investment objective is to achieve long-term growth of capital. Each Fund currently offers two classes of shares, Institutional Class and Investors Class. The Mid Cap Fund commenced operations on June 29, 2021 and the Discovery Fund commenced operations on December 20, 2021.

Each Fund’s two classes of shares represent interests in the same portfolio of investments, and have the same rights, but the share classes differ primarily in the expenses to which they are subject and have differing investment minimums. Institutional Class shares are sold without any sales loads or distribution fees but are subject to a shareholder servicing fee of up to 0.10% of the average daily net assets allocable to Institutional Class shares and require a $250,000 initial investment. Investors Class shares are sold without any sales loads but are subject to a distribution fee of up to 0.25% and a shareholder servicing fee of up to 0.25% of the average daily net assets allocable to Investors Class shares and require a $2,500 initial investment. The Board of Trustees of the Trust (the “Board”) has determined to limit the shareholder servicing fees paid by Investors Class shares of each Fund to 0.05% of the average daily net assets allocable to Investors Class shares until at least September 30, 2024.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value, as determined in good faith by Conestoga Capital Advisors, LLC (the “Adviser”) as the Funds’ valuation designee (in such capacity, the “Valuation Designee”), in accordance with procedures established by and under the general supervision of the Board pursuant to Rule 2a-5 under the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted Pricing and Valuation Guidelines conforming to Rule 2a-5, effective September 8, 2022, and designated the Adviser as Valuation Designee for each of the Funds. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of March 31, 2024:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,013,278,586	$—	$—	$4,013,278,586
Money Market Funds	45,649,735	—	—	45,649,735
Total	$4,058,928,321	$—	$—	$4,058,928,321

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$472,735,397	$—	$—	$472,735,397
Total	$472,735,397	$—	$—	$472,735,397

Conestoga Mid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,928,917	$—	$—	$2,928,917
Total	$2,928,917	$—	$—	$2,928,917

Conestoga Discovery Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,453,409	$—	$—	$4,453,409
Total	$4,453,409	$—	$—	$4,453,409

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry and sector type. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended March 31, 2024.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Cash – Each Fund’s cash is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (“FDIC”) limit of $250,000. As of March 31, 2024, the cash balances reflected on the Statements of Assets and Liabilities for each Fund represent the amount held in a deposit sweep account.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Distributions to shareholders – Each Fund distributes to its shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended March 31, 2024 and September 30, 2023 were as follows:

Conestoga Small Cap Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
March 31, 2024	$—	$32,699,395	$32,699,395
September 30, 2023	$—	$121,670,456	$121,670,456

Conestoga SMid Cap Fund	Ordinary Income	Long-Term Capital Gain	Total
March 31, 2024	$—	$—	$—
September 30, 2023	$—	$—	$—

Conestoga Mid Cap Fund	Ordinary Income	Long-Term Capital Gain	Total
March 31, 2024	$—	$—	$—
September 30, 2023	$—	$—	$—

Conestoga Discovery Fund	Ordinary Income	Long-Term Capital Gain	Total
March 31, 2024	$—	$—	$—
September 30, 2023	$—	$—	$—

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent each Fund distributes substantially all of its taxable net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of March 31, 2024:

	Small Cap Fund	SMid Cap Fund
Tax cost of investments	$2,506,645,181	$337,084,767
Gross unrealized appreciation	$1,723,115,484	$164,606,170
Gross unrealized depreciation	(170,832,344)	(28,955,540)
Net unrealized appreciation	1,552,283,140	135,650,630
Accumulated ordinary loss	(21,809,488)	(1,551,390)
Capital loss carryforwards	—	(17,687,444)
Other gains	83,273,017	12,425,130
Accumulated earnings	$1,613,746,669	$128,836,926

	Mid Cap Fund	Discovery Fund
Tax cost of investments	$2,699,319	$4,235,743
Gross unrealized appreciation	$459,867	$776,524
Gross unrealized depreciation	(230,269)	(558,858)
Net unrealized appreciation	229,598	217,666
Accumulated ordinary loss	(4,986)	(29,797)
Capital loss carryforwards	(110,004)	(135,371)
Other losses	(34,608)	(64,808)
Accumulated earnings (deficit)	$80,000	$(12,310)

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the Funds are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of September 30, 2023, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	Small Cap Fund	SMid Cap Fund	Mid Cap Fund	Discovery Fund
Short-term capital loss carryforwards	$—	$5,900,530	$27,536	$55,746
Long-term capital loss carryforwards	—	11,786,914	82,468	79,625
Total	$—	$17,687,444	$110,004	$135,371

These CLCFs, which do not expire, are available to offset net realized capital gains in the current and future years, thereby reducing future taxable gain distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations. During the six months ended March 31, 2024, the Funds did not incur any interest and penalties.

3. Investment Transactions

During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were as follows:

	Small Cap Fund	SMid Cap Fund	Mid Cap Fund	Discovery Fund
Purchases of investment securities	$376,829,370	$53,604,476	$353,955	$2,327,639
Proceeds from sales of investment securities	$230,410,139	$25,956,226	$91,740	$286,799

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Small Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Small Cap Fund. For these services, the Small Cap Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 0.90% of its average daily net assets. The Adviser has contractually agreed to limit the Small Cap Fund’s net annual operating expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.90% (for the Institutional Class) of average daily net assets until at least January 31, 2025. During the six months ended March 31, 2024, the Adviser reduced its management fees of $16,898,056 from the Small Cap Fund by $515,471 and reimbursed other operating expenses of $1,345,120 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the applicable expense limitation that was in effect at the time of the management fee reduction or expense reimbursement. As of March 31, 2024, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2024	September 30, 2025	March 31, 2026	Total
Small Cap Fund	$1,652,464	$3,320,403	$1,860,591	$6,833,458

During the six months ended March 31, 2024, the Adviser did not recover any previous management fee reductions or expense reimbursements from the Small Cap Fund.

The SMid Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the SMid Cap Fund. For these services, the SMid Cap Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 0.85% of its average daily net assets. The Adviser has contractually agreed to limit the SMid Cap Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.85% (for the Institutional Class) of average daily net assets until at least January 31, 2025. During the six months ended March 31, 2024, the Adviser reduced its management fees of $1,807,858 from the SMid Cap Fund by $277,643 and reimbursed

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

other operating expenses of $181,913 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the management fee reduction or expense reimbursement. As of March 31, 2024, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2024	September 30, 2025	March 31, 2026	Total
SMid Cap Fund	$388,182	$842,060	$459,556	$1,689,798

During the six months ended March 31, 2024, the Adviser did not recover any previous management fee reductions or expense reimbursements from the SMid Cap Fund.

The Mid Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Mid Cap Fund. For these services, the Mid Cap Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 0.80% of its average daily net assets. The Adviser has contractually agreed to limit the Mid Cap Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.05% (for the Investors Class) and 0.80% (for the Institutional Class) of average daily net assets until at least January 31, 2025. During the six months ended March 31, 2024, the Adviser did not collect any of its management fees of $10,583 from the Mid Cap Fund and reimbursed other operating expenses of $125,208 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the management fee reduction or expense reimbursement. As of March 31, 2024, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2024	September 30, 2025	March 31, 2026	Total
Mid Cap Fund	$101,220	$260,597	$135,791	$497,608

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

During the six months ended March 31, 2024, the Adviser did not recover any previous management fee reductions or expense reimbursements from the Mid Cap Fund.

The Discovery Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Discovery Fund. For these services, the Discovery Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 1.00% of its average daily net assets. The Adviser has contractually agreed to limit the Discovery Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.50% (for the Investors Class) and 1.25% (for the Institutional Class) of average daily net assets until at least January 31, 2025. During the six months ended March 31, 2024, the Adviser did not collect any of its management fees of $15,957 from the Discovery Fund and reimbursed other operating expenses of $120,258 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the management fee reduction or expense reimbursement. As of March 31, 2024, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the date as stated below:

	September 30, 2024	September 30, 2025	March 31, 2026	Total
Discovery Fund	$114,962	$258,435	$136,215	$509,612

During the six months ended March 31, 2024, the Adviser did not recover any previous management fee reductions or expense reimbursements from the Discovery Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

The Trust, on behalf of each Fund, has adopted a distribution plan (the “Distribution Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits each Fund to pay certain expenses associated with the distribution of Investors Class shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Distribution Plan provides that each Fund may reimburse the Distributor (hereinafter defined) for distribution expenses in an amount not exceeding, on an annual basis, 0.25% of the average daily net assets allocable to Investors Class shares. During

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

the six months ended March 31, 2024, Investors Class shares of the Small Cap Fund, SMid Cap Fund, Mid Cap Fund and Discovery Fund incurred fees of $900,610, $54,323, $590 and $1,503, respectively, under the Distribution Plan.

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan under which each Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers. Each Fund may pay shareholder servicing fees in an amount not exceeding, on an annual basis, 0.10% of the average daily net assets allocable to the Institutional Class shares and 0.25% of the average daily net assets allocable to the Investors Class shares. The Board has approved a limitation on the shareholder servicing fees of 0.05% of the average daily net assets attributable to Investors Class shares that will continue through at least September 30, 2024. During the six months ended March 31, 2024, the Funds incurred the following fees under the Shareholder Servicing Plan:

	Small Cap Fund	SMid Cap Fund	Mid Cap Fund	Discovery Fund
Institutional Class shares	$758,662	$133,673	$1,087	$995
Investors Class shares	$180,123	$10,865	$118	$301

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund accounting, compliance, transfer agency and certain administration services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs related to the pricing of its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain officers of the Trust are also officers of Ultimus and/or the Distributor. An employee of Ultimus serves as the Trust’s Anti-Money Laundering Officer.

TRUSTEE COMPENSATION

Trustees affiliated with the Adviser are not compensated by the Trust for their services. Effective January 1, 2024, each Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) under the 1940 Act (“Independent Trustee”) receives a quarterly retainer of $15,625 (except that such retainer is $33,000 for the Lead Independent Trustee and $27,500 for the Chair of the Audit Committee), $5,000 per quarterly and special in-person meeting, and $2,500 per special telephonic meeting. From January 1, 2023 through December 31, 2023, each Independent Trustee received a quarterly retainer of $13,700 (except that such retainer was $21,250 for the Lead Independent Trustee and $20,000 for the Chair of the Audit Committee), $5,000 per quarterly and special in-person meeting, and $2,500 per special telephonic meeting. Each Fund pays its proportionate share of such fees.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of March 31, 2024, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNERS	% Ownership
Conestoga Small Cap Fund
Charles Schwab & Company, Inc. (for the benefit of its customers)	29%
National Financial Services, LLC (for the benefit of its customers)	28%
Conestoga SMid Cap Fund
National Financial Services, LLC (for the benefit of its customers)	47%
Charles Schwab & Company, Inc. (for the benefit of its customers)	30%
Conestoga Mid Cap Fund
Principal Funds, Inc. (for the benefit of its customers)	41%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Affiliated Issuers

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of the company. The industry and percentage of net assets for these holdings can be found on the Small Cap Fund’s Schedule of Investments. Further information on these holdings for the six months ended March 31, 2024 appears below:

	Construction Partners, Inc. - Class A	Digi International, Inc.	Douglas Dynamics, Inc.
Percentage of Outstanding Voting Shares Owned	5.35%	6.98%	0.00%
Shares at Beginning of Period	2,616,607	2,118,000	1,172,834
Shares Purchased During the Period	57,750	413,775	341,200
Shares Sold During the Period	(331,000)	—	(1,514,034)
Shares at End of Period	2,343,357	2,531,775	—
Market Value at Beginning of Period	$95,663,152	$57,186,000	$35,396,130
Cost of Purchases During the Period	2,712,641	10,400,310	10,323,759
Cost of Sales During the Period	(7,488,822)	—	(53,462,033)
Change in Unrealized Appreciation (Depreciation)	40,692,525	13,253,266	7,742,144
Market Value at End of Period	$131,579,496	$80,839,576	$—
Net Realized Gains (Losses) During the Period	$9,577,402	$—	$(16,427,248)
Dividend Income Earned During the Period	$—	$—	$625,906

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	LeMaitre Vascular, Inc.	Mesa Laboratories, Inc.	Model N, Inc.
Percentage of Outstanding Voting Shares Owned	6.18%	7.52%	6.92%
Shares at Beginning of Period	1,350,696	350,206	2,122,832
Shares Purchased During the Period	29,800	55,275	579,350
Shares Sold During the Period	—	—	—
Shares at End of Period	1,380,496	405,481	2,702,182
Market Value at Beginning of Period	$73,585,918	$36,796,144	$51,818,329
Cost of Purchases During the Period	1,780,467	5,450,206	14,201,810
Cost of Sales During the Period	—	—	—
Change in Unrealized Appreciation (Depreciation)	16,243,330	2,247,080	10,910,983
Market Value at End of Period	$91,609,715	$44,493,430	$76,931,122
Net Realized Gains During the Period	$—	$—	$—
Dividend Income Earned During the Period	$409,977	$128,350	$—

	Simulations Plus, Inc.	Stevanato Group S.p.A.	Transcat, Inc.
Percentage of Outstanding Voting Shares Owned	7.95%	10.15%	6.09%
Shares at Beginning of Period	1,307,375	2,767,677	525,824
Shares Purchased During the Period	280,275	1,417,625	11,600
Shares Sold During the Period	—	—	—
Shares at End of Period	1,587,650	4,185,302	537,424
Market Value at Beginning of Period	$54,517,538	$82,255,360	$51,514,977
Cost of Purchases During the Period	10,539,164	40,738,569	1,287,019
Cost of Sales During the Period	—	—	—
Change in Unrealized Appreciation (Depreciation)	275,095	11,354,265	7,083,160
Market Value at End of Period	$65,331,797	$134,348,194	$59,885,156
Net Realized Gains During the Period	$—	$—	$—
Dividend Income Earned During the Period	$187,413	$—	$—

Total
Market Value at Beginning of Period	$538,733,548
Cost of Purchases During the Period	97,433,945
Cost of Sales During the Period	(60,950,855)
Change in Unrealized Appreciation (Depreciation)	109,801,848
Market Value at End of Period	$685,018,486
Net Realized Losses During the Period	$(6,849,846)
Dividend Income Earned During the Period	$1,351,646

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Capital Share Activity

The following table summarizes the capital share activity in Institutional Class shares of the Small Cap Fund:

	For the Six Months Ended March 31, 2024		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value
Issued	7,302,022	$513,170,175	9,568,590	$636,483,743
Reinvested	280,347	19,097,244	1,058,207	66,677,631
Redeemed	(4,884,470)	(342,805,876)	(8,388,678)	(547,835,383)
Total	2,697,899	$189,461,543	2,238,119	$155,325,991

The following table summarizes the capital share activity in Investors Class shares of the Small Cap Fund:

	For the Six Months Ended March 31, 2024		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value
Issued	919,006	$62,894,544	1,696,286	$109,107,169
Reinvested	83,608	5,572,497	364,653	22,531,924
Redeemed	(1,535,010)	(104,325,572)	(2,284,994)	(146,791,000)
Total	(532,396)	$(35,858,531)	(224,055)	$(15,151,907)

The following table summarizes the capital share activity in Institutional Class shares of the SMid Cap Fund:

	For the Six Months Ended March 31, 2024		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value
Issued	3,021,232	$69,627,577	4,494,324	$91,800,730
Redeemed	(1,611,785)	(36,905,162)	(3,441,981)	(68,915,724)
Total	1,409,447	$32,722,415	1,052,343	$22,885,006

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the capital share activity in Investors Class shares of the SMid Cap Fund:

	For the Six Months Ended March 31, 2024		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value
Issued	76,670	$1,711,452	646,012	$12,570,141
Redeemed	(287,576)	(6,259,266)	(1,063,431)	(21,382,886)
Total	(210,906)	$(4,547,814)	(417,419)	$(8,812,745)

The following table summarizes the capital share activity in Institutional Class shares of the Mid Cap Fund:

	For the Six Months Ended March 31, 2024		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value
Issued	34,296	$304,482	40,866	$351,158
Redeemed	(2,588)	(22,118)	(9,998)	(86,211)
Total	31,708	$282,364	30,868	$264,947

The following table summarizes the capital share activity in Investors Class shares of the Mid Cap Fund:

	For the Six Months Ended March 31, 2024		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value
Issued	2,395	$21,750	243	$2,000
Redeemed	(3,770)	(34,126)	(2,092)	(15,628)
Total	(1,375)	$(12,376)	(1,849)	$(13,628)

The following table summarizes the capital share activity in Institutional Class shares of the Discovery Fund:

	For the Six Months Ended March 31, 2024		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value
Issued	12,169	$85,000	—	$—
Redeemed	(2,523)	(16,200)	—	—
Total	9,646	$68,800	—	$—

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the capital share activity in Investors Class shares of the Discovery Fund:

	For the Six Months Ended March 31, 2024		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value
Issued	305,245	$2,140,400	792	$5,944
Redeemed	(11,873)	(84,968)	(4,657)	(33,040)
Total	293,372	$2,055,432	(3,865)	$(27,096)

7. Industry Risk

If a Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular industry. Under the Russell ICB Industry and Sector classification, equity companies are categorized within 11 industries and 45 sectors and 171 subsectors. As of March 31, 2024, the Funds had a significant value of their net assets invested in stocks within the Russell ICB industries as follows:

Fund	Russell ICB Industry	% Net Assets
Small Cap Fund	Industrials	30.2%
	Technology	30.3%
SMid Cap Fund	Industrials	36.5%
	Technology	22.8%
Mid Cap Fund	Industrials	24.2%
	Technology	22.1%
	Health Care	20.9%
Discovery Fund	Industrials	36.7%
	Technology	25.2%
	Health Care	24.2%

The Funds consider companies to be “in the same industry” for purposes of industry concentration if the companies are categorized in the same Russell ICB subsector. None of the Funds concentrated their investments by investing more than 25% of their net assets in a single Russell ICB subsector. As of March 31, 2024, the Small Cap Fund and the Discovery Fund had 23.7% and 23.6%, respectively, of their net assets invested in stocks within the Software subsector under the Russell ICB Industry and Sector classification.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Recent Market Risk

The COVID-19 pandemic has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Funds invest in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Funds’ investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Funds could be significantly impacted.

The impairment or failure of one or more banks with whom the Funds transact may inhibit a Fund’s ability to access depository accounts. In such cases, the Funds may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Funds hold depository accounts, access to such accounts could be restricted and FDIC protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Funds may not recover such excess, uninsured amounts.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CONESTOGA FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees (if applicable), shareholder servicing fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent period (October 1, 2023) and held until the end of the period (March 31, 2024).

The tables below illustrate each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

CONESTOGA FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

Conestoga Small Cap Fund	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,151.10	0.90%	$4.84
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.50	0.90%	$4.55
Investors Class
Based on Actual Fund Return	$1,000.00	$1,149.80	1.10%	$5.91
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.50	1.10%	$5.55
Conestoga SMid Cap Fund
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,178.70	0.85%	$4.63
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.75	0.85%	$4.29
Investors Class
Based on Actual Fund Return	$1,000.00	$1,176.90	1.10%	$5.99
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.50	1.10%	$5.55
Conestoga Mid Cap Fund
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,168.10	0.80%	$4.34
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.00	0.80%	$4.04
Investors Class
Based on Actual Fund Return	$1,000.00	$1,165.20	1.05%	$5.68
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.75	1.05%	$5.30

CONESTOGA FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Conestoga Discovery Fund	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,168.50	1.25%	$6.78
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.75	1.25%	$6.31
Investors Class
Based on Actual Fund Return	$1,000.00	$1,167.70	1.50%	$8.13
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.50	1.50%	$7.57

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CONESTOGA FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-494-2755, or on the SEC’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-494-2755, or on the SEC’s website at sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-800-494-2755. Furthermore, you may obtain a copy of the filings on the SEC’s website at sec.gov and on the Funds’ website conestogafunds.com.

CONESTOGA FUNDS
APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

At an in-person meeting held on November 16, 2023, the Board of Trustees (the “Board”) of the Conestoga Funds (the “Trust”) considered the annual renewals of the advisory agreements with Conestoga Capital Advisors, LLC (“CCA” or the “Adviser”) on behalf of the Conestoga Small Cap Fund (the “Small Cap Fund”), the Conestoga SMid Cap Fund (the “SMid Cap Fund”), the Conestoga Mid Cap Fund (the “Mid Cap Fund”) and the Conestoga Discovery Fund (the “Discovery Fund,” together with the Small Cap Fund, the SMid Cap Fund and the Mid Cap Fund, the “Funds,” each a “Fund”), respectively (the “Investment Advisory Agreements”) between each Fund and the Adviser.

In evaluating the Investment Advisory Agreements, generally the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), relied upon their knowledge of CCA, CCA’s services and the Funds, resulting from the Independent Trustees’ meetings and interactions with management throughout the year. The Independent Trustees also relied upon written materials and oral presentations regarding the Investment Advisory Agreements, which the Independent Trustees had received as requested in preparation for their consideration of the Investment Advisory Agreements and initially discussed with CCA and the full Board earlier in the meeting. Among other materials, the Independent Trustees considered the report created by FUSE Research Network, LLC (“FUSE”), an independent, third-party service provider, which provided comparisons of the Funds’ fees and performance against a peer universe and peer group of similar mutual funds.

The Independent Trustees reviewed and considered the nature, extent and quality of the investment advisory services provided by CCA under the Investment Advisory Agreements, including portfolio management, investment research, equity securities trading and monitoring for best execution, and adviser resources dedicated to the Funds. The Independent Trustees also reviewed and considered the nature, extent and quality of the non-advisory and administrative services provided to the Funds by the Adviser, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. The Independent Trustees considered the scope and substance of CCA’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Adviser’s capabilities in providing the administrative, legal and compliance services needed to support the management of the Funds, and the information that regularly had been provided by the Trust’s Chief Compliance Officer to the Trustees at prior Board meetings. The Independent Trustees also considered CCA’s willingness to add personnel as the Funds have grown to ensure that appropriate staffing levels were maintained.

Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, as well as CCA’s ability to continue to provide these services based on the Adviser’s experience, operations, and resources and concluded that they supported the continuation of the Investment Advisory Agreements.

CONESTOGA FUNDS
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) (Continued)

The Independent Trustees placed a significant emphasis on the investment performance of each of the Funds. The Independent Trustees considered whether the Funds operated within their investment objectives and styles and considered each Fund’s record of compliance with its investment restrictions. While consideration was given to performance reports and discussions throughout the year, particular attention in assessing performance was given to information furnished in connection with the contract renewals. The Independent Trustees also took into consideration CCA’s explanations for each Fund’s performance, as well as the Adviser’s expectations for the acceptable performance of each Fund over longer-term periods. In addition, the Independent Trustees reviewed a Morningstar risk analysis for each of the Funds and considered CCA’s discussion of Fund performance on a risk-adjusted basis.

The Independent Trustees reviewed information comparing the Small Cap Fund’s total returns for various periods ended September 30, 2023 (annualized for periods greater than one year) to the performance of: (1) the Russell 2000 Growth Index, (2) six other comparable small cap mutual funds provided by CCA (the “Small Cap Peer Group”), and (3) other mutual funds included in the FUSE peer group that consisted of the Small Cap Fund and fourteen other small growth funds with similar pricing characteristics (the “FUSE Peer Group”) and the FUSE peer universe that consisted of the FUSE Peer Group and all other small growth funds with similar pricing features, excluding outliers (the “FUSE Peer Universe”).

The Independent Trustees noted that the Small Cap Fund (Investors Share Class) outperformed the Russell 2000 Growth Index for the year-to-date, 1-year, 3-year, 5-year, 10-year and since inception periods. The Independent Trustees also considered the Fund’s performance against the Small Cap Peer Group, noting that the Fund (Investors Share Class) ranked second on a year-to-date and three-year annual return basis, first on a one-year basis, and third on a five-year basis. The Independent Trustees reviewed the Small Cap Fund’s performance against the FUSE Peer Group, noting that the Small Cap Fund (Investors Class Shares) had outperformed the FUSE Peer Group median for the one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2023. The Independent Trustees also reviewed the Small Cap Fund’s performance against the FUSE Peer Universe, noting that the Small Cap Fund (Investors Class Shares) had outperformed the FUSE Peer Universe median for the one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2023.

The Independent Trustees reviewed information comparing the SMid Cap Fund’s total returns for various periods ended September 30, 2023 (annualized for periods greater than one year) to the performance of: (1) the Russell 2500 Growth Index, (2) five other comparable smid cap mutual funds provided by CCA (the “SMid Cap Peer Group”), and (3) other mutual funds included in the FUSE peer group that consisted of the SMid Cap Fund and thirteen other smid growth funds with similar pricing characteristics (the “FUSE

CONESTOGA FUNDS
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) (Continued)

Peer Group”) and the FUSE peer universe that consisted of the FUSE Peer Group and all other mid-cap growth funds with similar pricing features, excluding outliers (the “FUSE Peer Universe”).

The Independent Trustees noted that the SMid Cap Fund (Investors Share Class) outperformed the Russell 2500 Growth Index for the year-to-date, one-year, three-year, five-year and since inception periods. The Independent Trustees also considered the Fund’s performance against the SMid Cap Peer Group, noting that the Fund (Investors Share Class) ranked second on a year-to-date annual return basis, first on a one-year annual return basis and third on a three-year and five-year annual return basis. The Independent Trustees reviewed the SMid Cap Fund’s performance against the FUSE Peer Group, noting that the SMid Cap Fund (Investors Class Shares) had outperformed the Peer Group median for the three-month, one-year, three-year, five-year and since inception periods ended September 30, 2023. The Independent Trustees also reviewed the SMid Cap Fund’s performance against the FUSE Peer Universe, noting that the SMid Cap Fund (Investors Class Shares) had outperformed the Peer Universe median for the one-year and three-year periods ended September 30, 2023.

With respect to the Mid Cap Fund, the Independent Trustees considered the limited performance history of the Fund. The Independent Trustees reviewed information comparing the Mid Cap Fund’s total returns for various periods ended September 30, 2023 (annualized for periods greater than one year) to the performance of: (1) the Russell Mid Cap Growth Index, (2) five other comparable mid cap mutual funds provided by CCA (the “Mid Cap Peer Group”), and (3) other mutual funds included in the FUSE peer group that consisted of the Mid Cap Fund and thirteen other mid-cap growth funds with similar pricing characteristics (the “FUSE Peer Group”) and the FUSE peer universe that consisted of the FUSE Peer Group and all other mid-cap growth funds with similar pricing features, excluding outliers (the “FUSE Peer Universe”).

The Independent Trustees noted that the Mid Cap Fund (Investors Share Class) had outperformed the Russell Mid Cap Growth Index for the year-to-date and since inception periods ended September 30, 2023, but had underperformed the Index for the one-year period. The Independent Trustees also considered the Fund’s performance against the Mid Cap Peer Group, noting that the Fund (Investors Share Class) ranked second on a year-to-date and one-year annual return basis. The Independent Trustees reviewed the Mid Cap Fund’s performance against the FUSE Peer Group, noting that the Mid Cap Fund (Investors Class Shares) had outperformed the FUSE Peer Group median for the since inception period ended September 30, 2023, underperformed for the three-month period, and slightly underperformed for the one-year period. The Independent Trustees also reviewed the Mid Cap Fund’s performance against the FUSE Peer Universe, noting that the Mid Cap Fund (Investors Class Shares) had outperformed the FUSE Peer Universe median for the one-year and since inception periods ended September 30, 2023.

CONESTOGA FUNDS
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) (Continued)

The Independent Trustees reviewed information comparing the Discovery Fund’s total returns for various periods ended September 30, 2023 (annualized for periods great than one year) to the performance of: (1) the Russell Micro Cap Growth Index, (2) five other comparable micro cap mutual funds provided by CCA (the “Micro Cap Peer Group”), and (3) other mutual funds included in the FUSE peer group that consisted of the Discovery Fund and nine other micro cap growth funds with similar pricing characteristics (the “FUSE Peer Group”) and the FUSE peer universe that consisted of the FUSE Peer Group and all other small growth funds with similar pricing features, excluding outliers (the “FUSE Peer Universe”).

The Independent Trustees noted that the Discovery Fund (Investors Share Class) had underperformed the Russell Micro Cap Growth Index for the year-to-date, one-year, and three-year periods ended September 30, 2023, but had outperformed the Index for the since inception period. The Independent Trustees also considered the Discovery Fund’s against the Micro Cap Peer Group, noting that the Discovery Fund (Investors Share Class) ranked sixth on a year-to-date, one-year and three-year annual return basis. The Independent Trustee reviewed the Discovery Fund’s performance against the FUSE Peer Group, noting that the Discovery Fund (Investors Class Shares) had underperformed the FUSE Peer Group median for the three-month, one-year, and since inception periods ended September 30, 2023. The Independent Trustees also reviewed the Discovery Fund’s performance against the FUSE Peer Universe, noting that the Discovery Fund (Investors Class Shares) had underperformed the FUSE Peer Universe median for the three-month, one-year, and since inception periods ended September 30, 2023. The Independent Trustees took into consideration CCA’s explanation for the recent underperformance of the Discovery Fund and noted that they would continue to monitor future performance.

Based on the foregoing, the Independent Trustees concluded that CCA’s performance in managing each of the Funds indicated that the Adviser’s continued management will benefit the Funds and their shareholders.

The Independent Trustees considered the Funds’ expense levels, including the effect of the Funds’ expense limitation arrangements with CCA, which apply on a Fund-by-Fund basis and require CCA to assume the operating expenses of the Funds (with exceptions) above a certain limit. The Independent Trustees considered the Adviser’s undertaking to continue such expense limitations until at least January 31, 2025, at current levels. The Independent Trustees compared the net expense ratios and net management fees of the Small Cap Fund, SMid Cap Fund, Mid Cap Fund, and Discovery Fund to the net expense ratios and net management fees of each Fund’s respective FUSE Peer Group and FUSE Peer Universe. The Independent Trustees noted that the net management fee and net expense ratio for each Class of each Fund was in the 40th percentile or better of the FUSE Peer Group, except for: (1) the net advisory fee of the Small Cap Fund (Institutional Class Shares), which was one basis point higher than the median of the FUSE Peer Group and in the 64th percentile; and (2) the net expense ratio of the Discovery Fund (Investors

CONESTOGA FUNDS
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) (Continued)

Class Shares), which was in the 67th percentile of the FUSE Peer Group. The Independent Trustees also discussed the competitiveness of the Discovery Fund’s net expense ratio as compared to the FUSE Peer Universe in light of the size of the Fund.

Overall, the Independent Trustees concluded that the management fees paid by the Small Cap Fund, SMid Cap Fund, Mid Cap Fund, and the Discovery Fund were reasonable in comparison to the management fees of the respective peer groups. The Independent Trustees also concluded that the management fees paid by the Funds to CCA were reasonable in comparison to the management fees charged by the Adviser to its other advisory clients, particularly when considering the nature of the services provided to Fund shareholders versus CCA’s other clients. While intending to continuously monitor the fee structures of the Funds, the Independent Trustees found their expense structures to be acceptable in view of the nature and structure of Fund operations, CCA’s contractual agreements to limit Fund operating expenses, and, with respect to the Mid Cap Fund and the Discovery Fund, the size of the Funds.

The Independent Trustees reviewed the costs of the services provided by CCA and discussed the profitability of the Small Cap Fund, SMid Cap Fund, Mid Cap Fund, and Discovery Fund advisory relationships to the Adviser. The Independent Trustees considered “fall-out benefits” that could be derived by CCA from its relationship with the Funds. The Independent Trustees also considered CCA’s use of “soft dollar” arrangements. Under such arrangements, it was noted, brokerage commissions paid by the Funds and/or other accounts managed by CCA would be used to pay for research that a securities broker obtains from third parties. The Independent Trustees considered CCA’s representation that the Funds’ fee structures reflect economies of scale and considered the asset size of the Mid Cap Fund and the Discovery Fund and potential economies of scale in the future. The Independent Trustees also considered the entrepreneurial risk undertaken by CCA in managing and operating the Trust and the Funds and they considered the Adviser’s commitment to the continued successful operation of the Funds.

After further discussion and consultation with Independent Trustee counsel, the Independent Trustees agreed that they have been provided with sufficient information with which to approve the Investment Advisory Agreements for another year with respect to each of the Funds.

Following further consideration of the foregoing factors and such other matters as were deemed relevant, with no single factor being determinative and each Trustee not necessarily attributing the same weight to each factor, the Independent Trustees concluded that the management fee rates of the Funds continued to be supported by the services provided by CCA to the Funds, as well as the costs that were incurred and benefits that were gained by the Adviser in providing such services. As a result, the Independent Trustees concluded that it was in the best interests of the Funds’ shareholders to approve the continuation of the Investment Advisory Agreements and the Independent Trustees determined to approve the Investment Advisory Agreements.

CONESTOGA FUNDS
PRIVACY NOTICE

This notice is being provided to you in accordance with the SEC’s rule regarding the privacy of consumer financial information (“Regulation S-P”). Please take the time to read and understand the privacy policies and procedures that we have implemented to safeguard your nonpublic personal information.1

INFORMATION WE COLLECT

The Conestoga Funds must collect certain personally identifiable financial information about its customers to ensure that it offers the highest quality financial services and products. The personally identifiable financial information which we gather during the normal course of doing business with you may include:

1.	information we receive from you on applications or other forms;

2.	information about your transactions with us, our affiliates, or others;

3.	information collected through an Internet “cookie” (an information collecting device from a web server); and,

4.	information we receive from a consumer reporting agency.

INFORMATION WE DISCLOSE

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In accordance with Section 248.13 of Regulation S-P, we may disclose all of the information we collect, as described above, to certain nonaffiliated third parties such as attorneys, accountants, auditors and persons or entities that are assessing our compliance with industry standards. We enter into contractual agreements with all nonaffiliated third parties that prohibit such third parties from disclosing or using the information other than to carry out the purposes for which we disclose the information.

CONFIDENTIALITY AND SECURITY

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide financial products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

[1]

Nonpublic personal information means personally identifiable financial information and any list, description or other grouping of consumers that is derived using any personally identifiable financial information that is not publicly available.

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Interested Trustees

Robert M. Mitchell, Chairman and
Chief Executive Officer
Mark S. Clewett, Senior Vice President

Independent Trustees

Nicholas J. Kovich, Lead Independent Trustee
James G. Logue
Denise C. Marbach
M. Eugenie G. Logue
James R. Warren

Investment Adviser

Conestoga Capital Advisors, LLC
CrossPoint at Valley Forge
550 E. Swedesford Road, Suite 120 East
Wayne, PA 19087

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian

UMB Bank, NA
928 Grand Blvd.
Kansas City, MO 64106

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square Suite 2000
Philadelphia, PA 19103

Conestoga Funds’ Officers

Robert M. Mitchell, Chairman and
Chief Executive Officer
Duane R. D’Orazio, Secretary and Chief Compliance Officer
Mark S. Clewett, Senior Vice President
Joseph F. Monahan, Senior Vice President, Treasurer
Angela A. Simmons, Assistant Treasurer
Daniel D. Bauer, Assistant Treasurer
Neil Walker, Assistant Treasurer
Stephen L. Preston, Assistant Vice President
and Anti-Money Laundering Officer

This report is provided for the general information of the shareholders of the Conestoga Small Cap, SMid Cap, Mid Cap and Discovery Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Conestoga Funds-SAR-24

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Conestoga Funds

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Chief Executive Officer

Date	June 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Chief Executive Officer

Date	June 1, 2024

By (Signature and Title)*		/s/ Joseph F. Monahan
Joseph F. Monahan, Treasurer and Chief Financial Officer

Date	June 1, 2024

*	Print the name and title of each signing officer under his or her signature.